Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000065485 | Brazil Letras do Tesouro NacionalFR_ACI2CRX85
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000065485 | Republic of Poland Government BondsFR_ACI1YW3C6
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Republic of South Africa Government BondsFR_ACI0725J7
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Brazil Notas do Tesouro NacionalFR_ACI0ZV4S3
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Peru Government BondsFR_B23HG0II9
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000065485 | Korea Treasury BondsFR_ACI1VN206
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065485 | Brazil Notas do Tesouro NacionalFR_ACI1J1NR6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065485 | Republic of South Africa Government BondsFR_BYY9RYII7
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065485 | Peru Government BondsFR_B6797WII4
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065485 | Republic of South Africa Government BondsFR_BPXR8CII6
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000065485 | China
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000065485 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000065485 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000065485 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000065485 | Thailand
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000065485 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000065485 | India
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000065485 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000065485 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000065485 | Poland
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000088912 | UBS Group AGFR_ACI2B33K5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Banco Santander SAFR_ACI2KGV33
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000088912 | Banco Santander SAFR_ACI2RCX90
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | Morgan StanleyFR_ACI2DCH69
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | Volkswagen International Finance NVFR_ACI0T9M75
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | JPMorgan Chase & Co.FR_ACI2NCYX0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | JPMorgan Chase & Co.FR_BN4QDXII3
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | JPMorgan Chase & Co.FR_ACI2L24H2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | Orange SAFR_753523II2
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | BNP Paribas SAFR_BPNZRKII0
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000088912 | United States
Holdings [Line Items]
Percent of Net Asset Value	27.10%
C000088912 | France
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000088912 | Germany
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000088912 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000088912 | Spain
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000088912 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000088912 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000088912 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000088912 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000088912 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000051964 | Japan Government Ten Year BondsFR_ACI2T05K0
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000051964 | Japan Government Thirty Year BondsFR_ACI2T3R46
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000051964 | Japan Government Two Year BondsFR_ACI2W3090
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Five Year BondsFR_ACI2Q66B9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | U.K. GiltsFR_BPSNB4II5
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_ACI2F4QB4
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_ACI293807
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Two Year BondsFR_ACI2RHCX9
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Malaysia Government BondsFR_ACI2FJPF3
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | Japan Government Ten Year BondsFR_ACI2W5GN7
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000051964 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051964 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051964 | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000051964 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051964 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000051964 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051964 | Italy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051964 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000051964 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051964 | Australia
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000069669 | U.K. GiltsFR_BPSNB4II5
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069669 | Japan Government Ten Year BondsFR_ACI0R78M4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069669 | U.K. GiltsFR_BSQNRCII6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | Australia Government BondsFR_ACI00ZQY5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | Japan Government Ten Year BondsFR_ACI0STYL8
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | Kingdom of Belgium Government BondsFR_542359II7
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | Australia Government BondsFR_ACI1RRGQ0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | Japan Government Five Year BondsFR_BNQNHJII3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | Japan Government Ten Year BondsFR_BFNRRVII6
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000069669 | Australia Government BondsFR_BZ5647II6
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069669 | China
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069669 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | France
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000069669 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000069669 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000069669 | Japan
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000069669 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000069669 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000051965 | Deutsche Bundesrepublik Bonds Inflation-LinkedFR_ACI086LD2
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000051965 | Deutsche Bundesrepublik Bonds Inflation-LinkedFR_ACI0CVPD8
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051965 | Spain Government Bonds Inflation-LinkedFR_BGN945II6
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000051965 | Republic of Poland Government BondsFR_ACI2PWBD3
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051965 | Spain Government Bonds Inflation-LinkedFR_ACI0C4ZS4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051965 | New Zealand Government Bonds Inflation-LinkedFR_ACI09X300
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000051965 | Spain Government Bonds Inflation-LinkedFR_ACI0TWBZ4
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000051965 | Turkiye Government BondsFR_ACI1ZTH78
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051965 | Sweden Bonds Inflation-LinkedFR_568121II0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051965 | French Republic Government Bonds OATFR_983YNXII2
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000051965 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000051965 | France
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000051965 | Germany
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000051965 | Spain
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000051965 | Italy
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000051965 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051965 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000051965 | Australia
Holdings [Line Items]
Percent of Net Asset Value	4.50%